Derivative financial instruments (Notional Amounts of Derivative Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Undesignated derivative financial instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	¥ 25,007,461	¥ 22,626,619
Interest rate and currency swap agreements | Undesignated derivative financial instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	21,001,883	19,895,085
Foreign exchange forward and option contracts | Undesignated derivative financial instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	¥ 4,005,578	2,731,534
Fair value hedging derivative financial instruments | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount		12,643
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount		¥ 12,643